CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Net income (loss)	$ 378	$ (2,319)	$ (4,562)	$ 571
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	328	536	1,019	1,104
Deferred income taxes	(78)		607	993
Amortization of debt issuance costs	74	52	645	103
Non-cash lease expense	313	298	602	511
Capitalized interest - promissory notes-affiliates		128
Share-based compensation	392
Loss on disposal of property and leasehold improvements				41
Change in allowance for credit losses			468
Changes in operating assets and liabilities:
Due from clearing broker	(65)	160	(242)	(276)
Commissions receivable	(409)	(616)	(978)	11
Other receivables	(163)	455	181	291
Other assets	(1,349)	(63)	98	(1,230)
Accounts payable and accrued expenses	1,746	(433)	1,024	178
Commissions payable	241	(34)	792	(419)
Operating lease liabilities	(292)	(277)	(561)	(466)
Net Cash Provided By (Used In) Operating Activities	1,117	(2,113)	(617)	2,553
Cash Flows From Investing Activities
Purchases of property and equipment	(8)	(18)	(85)	(80)
Net Cash Used In Investing Activities	(8)	(18)	(85)	(80)
Cash Flows From Financing Activities
Borrowings under note payable			20,300
Payment of debt issuance costs			(739)
Repayment - notes payable	(1,015)	(1,169)	(21,467)	(2,210)
Repayment of promissory notes-affiliates		(3,445)	(3,445)	(126)
Repayment of borrowings from members		(903)	(903)
Net payment for reverse merger and recapitalization		(7,679)	(7,863)
Proceeds from Series A redeemable convertible preferred stock issuance		14,400	14,400
Proceeds from Series B Convertible Preferred Stock issuance			1,500
Dividends - Series A Redeemable Convertible Preferred Stock			(547)
Dividends - Series A - redeemable convertible preferred stock	(356)
Dividends - Series B redeemable convertible preferred stock	(54)
Proceeds from exercise of warrants		416	416
Redemption of Class B Preferred Units				(165)
Distribution of capital		(85)	(85)	(200)
Net Cash (Used In) Provided By Financing Activities	(1,425)	1,535	1,567	(2,701)
Net Change in Cash, Cash Equivalents and Restricted Cash	(316)	(596)	865	(228)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	8,486	7,621	7,621	7,849
Cash, Cash Equivalents and Restricted Cash - End of Period	8,170	7,025	8,486	7,621
Cash Paid During the Period for:
Interest	$ 1,087	$ 1,324	2,632	3,978
Income taxes			271
Supplemental Disclosure of Cash Flow Information
Right of use asset in exchange for operating lease liability				320
Affiliates
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capitalized interest - promissory notes-affiliates			218	697
Members
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capitalized interest - promissory notes-affiliates			$ 72	$ 444